Pay vs Performance Disclosure pure in Millions	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay versus Performance
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between Company’s financial performance and the “Compensation Actually Paid” to (i) our principal executive officer (“PEO”) and (ii) our NEOs other than the PEO, on an average basis (“Non-PEO NEOs”) for each of the fiscal years ending December 31, 2021, 2022, 2023, 2024 and 2025. The amounts shown for “Compensation Actually Paid” have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. For detail on our executive compensation programs, see the CD&A and the compensation tables above.
Year(1)	Summary Compensation Table for PEO	Compensation Actually Paid to PEO(2)	Average Summary Compensation Table Total for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs(2)	Value of Initial Fixed $100 Investment Based On:		Net Loss(4) (millions)	Adjusted EBITDA(5) (millions)
					Total Shareholder Return(3)	Peer Group Total Shareholder Return(3)
2025	$14,975,072	$7,920,456	$2,989,116	$1,997,572	$13.58	$157.66	$(632.4)	$387.5
2024	11,353,972	10,419,925	2,636,422	2,469,665	34.63	167.80	(352.6)	343.9
2023	25,431,961	8,906,933	3,952,811	1,891,511	53.26	82.31	(396.6)	454.3
2022	23,716,161	(16,102,151)	3,661,539	(1,410,136)	312.51	60.44	(973.6)	46.6
2021	18,909,546	94,110,594	3,294,830	14,147,248	1283.02	94.77	(1,269.8)	(291.7)

(1)
For each of 2021, 2022, 2023, 2024 and 2025, Adam M. Aron served as the Company’s PEO. For 2021, the Company’s Non-PEO NEOs were Sean D. Goodman, John D. McDonald, Elizabeth F. Frank, and Stephen A. Colanero. For 2022 and 2023, the Company’s Non-PEO NEOs were Sean D. Goodman, Daniel E. Ellis, Elizabeth F. Frank, and Kevin M. Connor. For 2024, the Company’s Non-PEO NEOs were Sean D. Goodman, Daniel E. Ellis, Elizabeth F. Frank, and Carla C. Chavarria. For 2025, the Company’s Non-PEO NEOs were Sean D. Goodman, Daniel E. Ellis, Mark Way, and Carla C. Chavarria.

(2)
The table below sets forth the adjustments to Total Compensation as reported in the Summary Compensation Tables used in calculating the Compensation Actually Paid for the year ended December 31, 2025. Fair Value, FMV, or change in Fair Value, as applicable, of equity awards was determined by reference to (i) for RSU awards, closing prices on applicable year-end date or the actual vesting dates, and (ii) for PSU awards, the same valuation methodology as RSU awards except year-end and vesting date values are multiplied by the probability of achievement as of each such date.

	2025
	PEO	Average Non-PEO NEOs
Total Reported in Summary Compensation Table (“SCT”)	$14,975,072	$2,989,116
Less, Value of Stock Awards Reported in SCT	(7,381,282)	(1,049,158)
Less, Change in Pension Value in SCT	—	(3,606)
Plus, Pension Service Cost and Impact of Pension Plan Amendments	—	—
Plus, Year-End Value of Current Year Awards that are Unvested and Outstanding	2,027,821	272,378
Plus, Change in Fair Value of Prior Year Awards that are Unvested and Outstanding	(1,714,575)	(213,416)
Plus, FMV at Vesting of Current Year Awards that Vested this Year	281,262	50,223
Plus, Change in Fair Value at Vesting of Prior Year Awards that Vested this Year	(267,842)	(47,965)
Less, Prior Year Fair Value of Prior Year Awards that Forfeited this Year	—	—
Plus, Value of Accrued Dividend Equivalents Paid Upon Vesting of Awards this Year	—	—
Compensation Actually Paid	7,920,456	1,997,572
(3)
The Total Shareholder Return (“TSR”) for each year reflects what the cumulative value of $100 would be, including reinvestment of dividends, if such amount were invested on December 31, 2020. The Peer Group TSR reflects the Company’s peer group consisting of Cinemark Holdings, Inc. (CNK) and IMAX Corporation (IMAX) as reflected in the Company’s Annual Report on Form 10-K pursuant to Item 201(e) of Regulation S-K for the fiscal year ended December 31, 2025. Historical stock performance is not necessarily indicative of future stock performance.

(4)
Reflects the Company’s Net Loss prepared in accordance with U.S. GAAP and reported in its Annual Report on Form 10-K for the applicable fiscal year.

(5)
The Company chose Adjusted EBITDA as its Company Selected Measure for the most recent fiscal year because it is a key performance metric utilized in both the AIP and PSU grants under the EIP. Adjusted EBITDA is a non-GAAP financial measure and is determined in the same manner as described and defined in the Company’s Annual Report on Form 10-K (see Appendix A of this Proxy Statement for the calculation of Adjusted EBITDA for the fiscal year ended December 31, 2025). This performance measure may not have been the most important financial performance measure for prior fiscal years, and we may determine a different performance measure to be the most important financial performance measure in future years.

Company Selected Measure Name	AdjustedEBITDA
Named Executive Officers, Footnote
(1)
For each of 2021, 2022, 2023, 2024 and 2025, Adam M. Aron served as the Company’s PEO. For 2021, the Company’s Non-PEO NEOs were Sean D. Goodman, John D. McDonald, Elizabeth F. Frank, and Stephen A. Colanero. For 2022 and 2023, the Company’s Non-PEO NEOs were Sean D. Goodman, Daniel E. Ellis, Elizabeth F. Frank, and Kevin M. Connor. For 2024, the Company’s Non-PEO NEOs were Sean D. Goodman, Daniel E. Ellis, Elizabeth F. Frank, and Carla C. Chavarria. For 2025, the Company’s Non-PEO NEOs were Sean D. Goodman, Daniel E. Ellis, Mark Way, and Carla C. Chavarria.

Peer Group Issuers, Footnote
(3)
The Total Shareholder Return (“TSR”) for each year reflects what the cumulative value of $100 would be, including reinvestment of dividends, if such amount were invested on December 31, 2020. The Peer Group TSR reflects the Company’s peer group consisting of Cinemark Holdings, Inc. (CNK) and IMAX Corporation (IMAX) as reflected in the Company’s Annual Report on Form 10-K pursuant to Item 201(e) of Regulation S-K for the fiscal year ended December 31, 2025. Historical stock performance is not necessarily indicative of future stock performance.

PEO Total Compensation Amount	$ 14,975,072	$ 11,353,972	$ 25,431,961	$ 23,716,161	$ 18,909,546
PEO Actually Paid Compensation Amount	$ 7,920,456	10,419,925	8,906,933	(16,102,151)	94,110,594
Adjustment To PEO Compensation, Footnote
(2)
The table below sets forth the adjustments to Total Compensation as reported in the Summary Compensation Tables used in calculating the Compensation Actually Paid for the year ended December 31, 2025. Fair Value, FMV, or change in Fair Value, as applicable, of equity awards was determined by reference to (i) for RSU awards, closing prices on applicable year-end date or the actual vesting dates, and (ii) for PSU awards, the same valuation methodology as RSU awards except year-end and vesting date values are multiplied by the probability of achievement as of each such date.

	2025
	PEO	Average Non-PEO NEOs
Total Reported in Summary Compensation Table (“SCT”)	$14,975,072	$2,989,116
Less, Value of Stock Awards Reported in SCT	(7,381,282)	(1,049,158)
Less, Change in Pension Value in SCT	—	(3,606)
Plus, Pension Service Cost and Impact of Pension Plan Amendments	—	—
Plus, Year-End Value of Current Year Awards that are Unvested and Outstanding	2,027,821	272,378
Plus, Change in Fair Value of Prior Year Awards that are Unvested and Outstanding	(1,714,575)	(213,416)
Plus, FMV at Vesting of Current Year Awards that Vested this Year	281,262	50,223
Plus, Change in Fair Value at Vesting of Prior Year Awards that Vested this Year	(267,842)	(47,965)
Less, Prior Year Fair Value of Prior Year Awards that Forfeited this Year	—	—
Plus, Value of Accrued Dividend Equivalents Paid Upon Vesting of Awards this Year	—	—
Compensation Actually Paid	7,920,456	1,997,572

Non-PEO NEO Average Total Compensation Amount	$ 2,989,116	2,636,422	3,952,811	3,661,539	3,294,830
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,997,572	2,469,665	1,891,511	(1,410,136)	14,147,248
Adjustment to Non-PEO NEO Compensation Footnote
(2)
The table below sets forth the adjustments to Total Compensation as reported in the Summary Compensation Tables used in calculating the Compensation Actually Paid for the year ended December 31, 2025. Fair Value, FMV, or change in Fair Value, as applicable, of equity awards was determined by reference to (i) for RSU awards, closing prices on applicable year-end date or the actual vesting dates, and (ii) for PSU awards, the same valuation methodology as RSU awards except year-end and vesting date values are multiplied by the probability of achievement as of each such date.

	2025
	PEO	Average Non-PEO NEOs
Total Reported in Summary Compensation Table (“SCT”)	$14,975,072	$2,989,116
Less, Value of Stock Awards Reported in SCT	(7,381,282)	(1,049,158)
Less, Change in Pension Value in SCT	—	(3,606)
Plus, Pension Service Cost and Impact of Pension Plan Amendments	—	—
Plus, Year-End Value of Current Year Awards that are Unvested and Outstanding	2,027,821	272,378
Plus, Change in Fair Value of Prior Year Awards that are Unvested and Outstanding	(1,714,575)	(213,416)
Plus, FMV at Vesting of Current Year Awards that Vested this Year	281,262	50,223
Plus, Change in Fair Value at Vesting of Prior Year Awards that Vested this Year	(267,842)	(47,965)
Less, Prior Year Fair Value of Prior Year Awards that Forfeited this Year	—	—
Plus, Value of Accrued Dividend Equivalents Paid Upon Vesting of Awards this Year	—	—
Compensation Actually Paid	7,920,456	1,997,572

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Tabular List of Performance Measures
The table below lists all the financial performance measures the Company used to link compensation actually paid for our NEOs to company performance, over the fiscal year ending December 31, 2025. Adjusted EBITDA is used to determine the AIP payouts for each of the NEOs. Both Adjusted EBITDA and Free Cash Flow are used to determine vesting levels of PSU grants under the EIP to each of the NEOs. Each of Adjusted EBITDA and Free Cash Flow are non-GAAP financial measures and should not be construed as an alternative to net earnings and cash flow from operations (each as determined in accordance with U.S. GAAP) as indicators of operating performance. See Appendix A for the calculation of Adjusted EBITDA and Free Cash Flow for the fiscal year ended December 31, 2025.
Most Important Financial Performance Measures
Adjusted EBITDA
Free Cash Flow

Total Shareholder Return Amount	$ 13.58	34.63	53.26	312.51	1,283.02
Peer Group Total Shareholder Return Amount	157.66	167.8	82.31		94.77
Net Income (Loss)	$ (632,400,000)	$ (352,600,000)	$ (396,600,000)	$ (973,600,000)	$ (1,269,800,000)
Company Selected Measure Amount	387.5	343.9	454.3	46.6	(291.7)
PEO Name	Adam M. Aron
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description
(5)
The Company chose Adjusted EBITDA as its Company Selected Measure for the most recent fiscal year because it is a key performance metric utilized in both the AIP and PSU grants under the EIP. Adjusted EBITDA is a non-GAAP financial measure and is determined in the same manner as described and defined in the Company’s Annual Report on Form 10-K (see Appendix A of this Proxy Statement for the calculation of Adjusted EBITDA for the fiscal year ended December 31, 2025). This performance measure may not have been the most important financial performance measure for prior fiscal years, and we may determine a different performance measure to be the most important financial performance measure in future years.

Measure:: 2
Pay vs Performance Disclosure
Name	Free Cash Flow
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(7,381,282)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,027,821
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,714,575)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	281,262
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(267,842)
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Forfeited Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,606)
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,049,158)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	272,378
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(213,416)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	50,223
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(47,965)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Forfeited Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount